Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Parties That had Transactions or Balances with the Group
The related parties that had transactions or balances with the Group in 2019, 2020 and 2021 consisted of:

Related Party	Relationship with the Group
Mr. Liang Changlin	Founder and CEO of the Company
Shanghai Tiejun Enterprise Consulting Center (Limited Partnership) (“Tiejun”)	Controlled by Mr. Liang Changlin
EatTogether Holding Limited (“EatTogether”)	Controlled by Mr. Liang Changlin

Summary of Related Party Balances Due From And Due To The Founder
The amounts due from related parties consisted of the following:
Related party balances
Amounts due from related parties:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Current:
Loan to Mr. Liang Changlin	9,000	—	—
Loan to Tiejun	1,100	—	—

Total	10,100	—	—